SUBSEQUENT EVENTS	3 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events pursuant to the requirements of ASC Topic 855, from the balance sheet date through the date the financial statements were available to be issued., Management has determined that no material subsequent events exist other than the following:

1/. The company appointed GreenGrowth CPA’s as its new auditors on October 30, 2023

2/. The company signed a memorandum of Understanding with the Knightsbridge Group on November 7, 2023. This document  outlines the mutual intentions of the Parties to collaborate and leverage their respective strengths to achieve the following objectives:

1.	Market Expansion in Asia: Knightsbridge will assist STAL in identifying and tapping into new investor markets in Asia. This includes providing market research, strategy development, and networking to facilitate STAL's investor outreach.

2.	Development of Gold-Backed Digital Asset: Knightsbridge will develop and issue a DGC (Digital Gold Coin) backed by STAL’s gold assets.

3.	Exploration of Digital Asset Opportunities: Knightsbridge will work with STAL to explore additional opportunities related to digital assets, equity, and derivatives that can enhance STAL's financial standing and growth.

4.	Legal Representation: Knightsbridge will provide legal representation and advisory services to STAL in Asian markets and with foreign regulators, ensuring that STAL operates within the regulatory framework and remains compliant with applicable laws.

5.

Equity Issuance: In consideration of the services provided by Knightsbridge, STAL will issue 50,000 shares of Preferred D and 48,000,000 shares of common to Knightsbridge Group. In addition, STAL will allow Knightsbridge to retain 10% of the DGC (Digital Gold Coin) which will be developed and issued specifically for this project.

The definitive agreements still need to be finalized together with the terms of the series D Preferred stock.

3/. On November 17, 2023 Star repaid existing and outstanding convertible debt to Geneva Roth and 1800 Diagonal repaying in full the balance due on these notes.